Label	Element	Value
Risk Return Abstract	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	GOLDMAN SACHS TRUST II
Prospectus Date	rr_ProspectusDate	Feb. 28, 2025
Goldman Sachs Multi-Manager Non-Core Fixed Income Fund
Risk Return Abstract	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Goldman Sachs Multi-Manager Non-Core Fixed Income Fund—Summary
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Goldman Sachs Multi-Manager Non-Core Fixed Income Fund (the “Fund”) seeks a total return consisting of income and capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and Example below.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	February 28, 2026
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs when it buys and sells securities or instruments (i.e., “turns over” its portfolio). A high rate of portfolio turnover may result in increased transaction costs, including brokerage commissions, which must be borne by the Fund and its shareholders, and is also likely to result in higher short-term capital gains for taxable shareholders. These costs are not reflected in the annual fund operating expenses or in the expense example above, but are reflected in the Fund’s performance. The Fund’s portfolio turnover rate for the fiscal year ended October 31, 2024 was 123% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	123.00%
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	The “Total Annual Fund Operating Expenses” do not correlate to the ratio of total expenses to average net assets provided in the Financial Highlights, which reflect the operating expenses of the Fund and do not include “Acquired Fund Fees and Expenses.”
Expense Example [Heading]	rr_ExpenseExampleHeading	Expense Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in Class R6 Shares of the Fund for the time periods indicated and then redeem all of your Class R6 Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same (except that the Example incorporates any applicable fee waiver and/or expense limitation arrangements for only the first year). Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Fund invests, under normal circumstances, at least 80% of its net assets plus any borrowings for investment purposes (measured at the time of purchase) (“Net Assets”) in fixed income securities, which may be represented by forwards or other derivatives such as options, futures contracts or swap agreements. Fixed income securities include bonds, debentures and other types of fixed income securities and may have fixed or floating rates. Exchange-traded funds (“ETFs”) that provide exposure to such investments are treated as such investments for purposes of this policy. The Fund uses a multi-manager approach and generally seeks to achieve its investment objective by dynamically allocating its assets among multiple investment managers (“Underlying Managers”) who are unaffiliated with the Investment Adviser. The Fund provides exposure primarily to “non-core fixed income” asset classes, which may include non-investment grade securities, loans and emerging markets debt. The Fund seeks to invest across a spectrum of income-yielding securities and may invest in all types of fixed income securities, including: (i) senior and subordinated corporate debt obligations (such as bonds, debentures, notes and commercial paper); (ii) debt issued by governments, their agencies and instrumentalities, or by their central banks; (iii) loan participations and loan assignments; (iv) municipal securities; (v) mortgage-backed and asset-backed securities; (vi) collateralized debt, bond and loan obligations; and (vii) convertible bonds, including contingent convertible bonds. The Fund’s investments in loan participations and loan assignments may include, but are not limited to: (i) senior secured floating rate and fixed rate loans or debt (“Senior Loans”); (ii) second lien or other subordinated or unsecured floating rate and fixed rate loans or debt (“Second Lien Loans”); and (iii) other types of secured or unsecured loans with fixed, floating or variable interest rates. Government securities in which the Fund may invest include securities issued or guaranteed by the U.S. government, its agencies, instrumentalities or sponsored enterprises (“U.S. Government Securities”). The Fund may invest without restriction as to issuer capitalization, credit rating, country or currency. The Fund may invest without limitation in non-investment grade securities. Non-investment grade securities are securities rated BB+, Ba1 or below by a nationally recognized statistical rating organization (“NRSRO”), or, if unrated, determined by an Underlying Manager to be of comparable quality, and are commonly referred to as “high yield bonds” or “junk bonds.” The Fund may invest in sovereign and corporate debt securities and other instruments of foreign issuers, including issuers in emerging and frontier markets. Frontier markets are smaller, less mature, and less liquid than emerging markets. The Fund may invest in securities denominated in any currency and may be subject to the risk of adverse currency fluctuations. The Fund may use leverage (e.g., by borrowing or through derivatives). The Fund may invest in derivatives for both hedging and non-hedging purposes (although an Underlying Manager may not be required to hedge any of the Fund’s positions or to use derivatives). The Fund’s derivative investments may include: (i) futures contracts, including futures based on securities and/or indices, interest rate futures, currency futures and swap futures; (ii) swaps, including currency, interest rate, total return, variance, credit default and security and/or index swaps, and swaps on futures contracts; (iii) options, including long and short positions in call options and put options on indices, individual securities or currencies, swaptions and options on futures contracts; (iv) forward contracts, including forwards based on securities and/or indices, currency forwards, interest rate forwards, swap forwards and non-deliverable forwards; and (v) other instruments, including structured securities, exchange-traded notes, and contracts for differences (“CFDs”). As a result of the Fund’s use of derivatives, the Fund may also hold significant amounts of U.S. Treasuries or short-term investments, including money market funds, repurchase agreements, cash and time deposits. The Investment Adviser or an Underlying Manager may pursue a sub-strategy with an objective of providing investment results that seek to correspond, before fees and expenses, to the performance of a specified index (an “index-tracking strategy”). From time to time, the Investment Adviser may also, for short or longer-term periods, select a transition manager to transition a portion of Fund assets from one Underlying Manager to another, or, at the direction of the Investment Adviser, to implement an index-tracking strategy. In addition, the Investment Adviser or an Underlying Manager, on behalf of the Fund, may obtain passive exposure to a particular sub-asset class by making an index-based investment (e.g., in an ETF).Management ProcessThe Investment Adviser and the Fund have received an exemptive order from the Securities and Exchange Commission (“SEC”). Under the exemptive order, the Investment Adviser has the ultimate responsibility, subject to oversight by the Fund’s Board of Trustees, to oversee the Underlying Managers and recommend their hiring, termination and replacement. The initial shareholder of the Fund approved the Fund’s operation in this manner and reliance by the Fund on this exemptive order. In accordance with a separate exemptive order that the Fund and the Investment Adviser have obtained from the SEC, the Board of Trustees may enter into a new sub-advisory agreement or materially amend an existing sub-advisory agreement with an Underlying Manager at a meeting that is not in person, subject to certain conditions, including that the Board of Trustees are able to participate in the meeting using a means of communication that allows them to hear each other simultaneously during the meeting. The Investment Adviser determines the percentage of the Fund’s portfolio allocated to each Underlying Manager in order to seek to achieve the Fund’s investment objective. The Investment Adviser’s Multi-Asset Solutions Group (“MAS” or the “MAS Group”) is responsible for the Fund’s asset allocation, and the Investment Adviser’s External Investing Group (“XIG”) is responsible for making recommendations with respect to hiring, terminating, or replacing the Fund’s Underlying Managers. With respect to the Fund, the MAS Group applies a risk-based approach to asset allocation that draws from both fundamental and quantitative disciplines with the intention of dynamically accessing a diversified set of risks and returns in a market cycle aware manner, and XIG applies a multifaceted process with respect to manager due diligence, portfolio construction, and risk management. The MAS Group may also provide risk management services to the Fund by managing a passive currency overlay, which would be designed to hedge exposure to non-U.S. currencies by selling the currencies in which the Fund’s equity securities are traded and investing in the U.S. dollar. The currency overlay would seek to minimize unintended currency exposures for the Fund. Each Underlying Manager acts independently from the others and has discretion to invest its portion of the Fund’s assets. Each Underlying Manager utilizes its own distinct investment style and investment process in buying and selling securities. Additional Information The Investment Adviser measures the Fund's performance against the Multi-Manager Non-Core Fixed Income Composite Dynamic Index, which is comprised of the Bloomberg Global High Yield Corporate Index (Gross, USD, Unhedged), the Credit Suisse Leveraged Loan Index (Gross, USD, Unhedged), the J.P. Morgan Emerging Market Bond Index (EMBISM) Global Diversified Index (Gross, USD, Unhedged) and the J.P. Morgan Government Bond Index—Emerging Markets (GBI-EMSM) Global Diversified Index (Gross, USD, Unhedged). The constituent indexes of the Multi-Manager Non-Core Fixed Income Composite Dynamic Index are weighted in accordance with the relative market capitalizations of each constituent index (as determined by the constituent index providers) as of the last business day of the previous calendar year.
Risk [Heading]	rr_RiskHeading	Principal Risks of the Fund
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The bar chart and table below provide an indication of the risks of investing in the Fund by showing: (a) changes in the performance of the Fund’s Class R6 Shares from year to year; and (b) how the average annual total returns of the Fund’s Class R6 Shares compares to those of a regulatorily required broad-based securities market index (Bloomberg Global Aggregate Index) (the “Regulatory Benchmark”) and the Multi-Manager Non-Core Fixed Income Composite Dynamic Index (the “Performance Benchmark”), which is comprised of the Bloomberg Global High Yield Corporate Index (Gross, USD, Unhedged), the Credit Suisse Leveraged Loan Index (Gross, USD, Unhedged), the J.P. Morgan EMBISM Global Diversified Index (Gross, USD, Unhedged) and the J.P. Morgan GBI-EMSM Global Diversified Index (Gross, USD, Unhedged), as weighted in accordance with the relative market capitalizations of each constituent index (as determined by the constituent index providers) as of the last business day of the previous calendar year..The Performance Benchmark is generally more representative of the market sectors and/or types of investments in which the Fund invests or to which the Fund has exposure and which the Investment Adviser uses to measure the Fund’s performance. The Fund has included in the table below the performance of the Regulatory Benchmark, which represents a broader measure of market performance, to comply with new regulatory requirements. For additional information about these benchmark indices, please see “Additional Performance and Benchmark Information” on page 30 of the Prospectus.The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available at no cost by calling the phone number on the back cover of the Prospectus. Performance reflects applicable fee waivers and/or expense limitations in effect during the periods shown.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table below provide an indication of the risks of investing in the Fund by showing: (a) changes in the performance of the Fund’s Class R6 Shares from year to year; and (b) how the average annual total returns of the Fund’s Class R6 Shares compares to those of a regulatorily required broad-based securities market index (Bloomberg Global Aggregate Index) (the “Regulatory Benchmark”) and the Multi-Manager Non-Core Fixed Income Composite Dynamic Index (the “Performance Benchmark”), which is comprised of the Bloomberg Global High Yield Corporate Index (Gross, USD, Unhedged), the Credit Suisse Leveraged Loan Index (Gross, USD, Unhedged), the J.P. Morgan EMBISM Global Diversified Index (Gross, USD, Unhedged) and the J.P. Morgan GBI-EMSM Global Diversified Index (Gross, USD, Unhedged), as weighted in accordance with the relative market capitalizations of each constituent index (as determined by the constituent index providers) as of the last business day of the previous calendar year..
Performance Additional Market Index [Text]	rr_PerformanceAdditionalMarketIndex	The Performance Benchmark is generally more representative of the market sectors and/or types of investments in which the Fund invests or to which the Fund has exposure and which the Investment Adviser uses to measure the Fund’s performance. The Fund has included in the table below the performance of the Regulatory Benchmark, which represents a broader measure of market performance, to comply with new regulatory requirements.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	CALENDAR YEAR (CLASS R6)
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	During the periods shown in the chart above:ReturnsQuarter endedBest Quarter Return10.10%June 30, 2020Worst Quarter Return-13.58%March 31, 2020
Performance Table Heading	rr_PerformanceTableHeading	AVERAGE ANNUAL TOTAL RETURNFor the period ended December 31, 2024
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	Benchmark returns do not reflect any deductions for fees or expenses.
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. In addition, the after-tax returns shown are not relevant to investors who hold Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	Benchmark returns do not reflect any deductions for fees or expenses.After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. In addition, the after-tax returns shown are not relevant to investors who hold Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
Goldman Sachs Multi-Manager Non-Core Fixed Income Fund | Risk Lose Money [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Loss of money is a risk of investing in the Fund.
Goldman Sachs Multi-Manager Non-Core Fixed Income Fund | Risk Not Insured Depository Institution [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or any government agency.
Goldman Sachs Multi-Manager Non-Core Fixed Income Fund | Asset Allocation Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Asset Allocation Risk. The Fund’s allocations to the various asset classes and to the Underlying Managers may cause the Fund to underperform other funds with a similar investment objective.
Goldman Sachs Multi-Manager Non-Core Fixed Income Fund | Call Prepayment Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Call/Prepayment Risk. An issuer could exercise its right to pay principal on an obligation held by the Fund (such as a mortgage-backed security) earlier than expected. This may happen when there is a decline in interest rates, when credit spreads change, or when an issuer’s credit quality improves. Under these circumstances, the Fund may be unable to recoup all of its initial investment and will also suffer from having to reinvest in lower-yielding securities.
Goldman Sachs Multi-Manager Non-Core Fixed Income Fund | Collateralized Loan Obligations Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Collateralized Loan Obligations Risk. The Fund may invest in collateralized loan obligations (“CLOs”) and other similarly structured investments. A CLO is an asset-backed security whose underlying collateral is a pool of loans, which may include, among others, domestic and foreign floating rate and fixed rate senior secured loans, senior unsecured loans, and subordinate corporate loans, including loans that may be rated below investment grade or equivalent unrated loans. In addition to the normal risks associated with loan- and credit-related securities discussed elsewhere in the Prospectus (e.g., loan-related investments risk, interest rate risk and default risk), investments in CLOs carry additional risks including, but not limited to, the risk that: (i) distributions from the collateral may not be adequate to make interest or other payments; (ii) the quality of the collateral may decline in value or default; (iii) the Fund may invest in tranches of CLOs that are subordinate to other tranches; (iv) the structure and complexity of the transaction and the legal documents could lead to disputes among investors regarding the characterization of proceeds; and (v) the CLO’s manager may perform poorly. CLOs issue classes or “tranches” that offer various maturity, risk and yield characteristics. Losses caused by defaults on underlying assets are borne first by the holders of subordinate tranches. Despite the protection from subordinate tranches, more senior tranches of CLOs can experience losses due to actual defaults, increased sensitivity to defaults due to collateral default and disappearance of more subordinate tranches, market anticipation of defaults, as well as aversion to CLO securities as a class. The Fund’s investments in CLOs primarily consist of investment grade tranches.
Goldman Sachs Multi-Manager Non-Core Fixed Income Fund | Credit Default Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Credit/Default Risk. An issuer or guarantor of fixed income securities or instruments held by the Fund(which may have low credit ratings) may default on its obligation to pay interest and repay principal or default on any other obligation. Additionally, the credit quality of securities or instruments may deteriorate rapidly, which may impair the Fund's liquidity and cause significant deterioration in net asset value (“NAV”). These risks are heightened in market environments where interest rates are rising as well as in connection with the Fund’s investments in non-investment grade fixed income securities.
Goldman Sachs Multi-Manager Non-Core Fixed Income Fund | Derivatives Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Derivatives Risk. The Fund's use of options, forwards, swaps, options on swaps, structured securities and other derivative instruments may result in losses, including due to adverse market movements. These instruments, which may pose risks in addition to and greater than those associated with investing directly in securities, currencies or other assets and instruments, may increase market exposure and be illiquid or less liquid, volatile, difficult to price and leveraged so that small changes in the value of the underlying assets or instruments may produce disproportionate losses to the Fund. Certain derivatives are also subject to counterparty risk, which is the risk that the other party in the transaction will not fulfill its contractual obligations. The use of derivatives is a highly specialized activity that involves investment techniques and risks different from those associated with investments in more traditional securities and instruments.
Goldman Sachs Multi-Manager Non-Core Fixed Income Fund | Distressed Debt Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Distressed Debt Risk. When the Fund invests in obligations of financially troubled companies (sometimes known as “distressed” securities), there exists the risk that the transaction involving such debt obligations will be unsuccessful, take considerable time or will result in a distribution of cash or a new security or obligation in exchange for the stressed and distressed debt obligations, the value of which may be less than the Fund’s purchase price of such debt obligations. Furthermore, if an anticipated transaction does not occur, the Fund may be required to sell its investment at a loss or hold its investment pending bankruptcy proceedings in the event the issuer files for bankruptcy.
Goldman Sachs Multi-Manager Non-Core Fixed Income Fund | Expenses Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Expenses Risk. By investing in pooled investment vehicles (including investment companies, ETFs and money market funds) indirectly through the Fund, the investor will incur not only a proportionate share of the expenses of the other pooled investment vehicles and partnerships held by the Fund (including operating costs and investment management fees), but also the expenses of the Fund. The Fund’s multi-manager approach may also result in additional expenses.
Goldman Sachs Multi-Manager Non-Core Fixed Income Fund | Extension Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Extension Risk. An issuer could exercise its right to pay principal on an obligation held by the Fund(such as a mortgage-backed security) later than expected. This may happen when there is a rise in interest rates. Under these circumstances, the value of the obligation will decrease, and the Fund will also suffer from the inability to reinvest in higher yielding securities.
Goldman Sachs Multi-Manager Non-Core Fixed Income Fund | Floating and Variable Rate Obligations Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Floating and Variable Rate Obligations Risk. Floating rate and variable rate obligations are debt instruments issued by companies or other entities with interest rates that reset periodically (typically, daily, monthly, quarterly, or semiannually) in response to changes in the market rate of interest on which the interest rate is based. For floating and variable rate obligations, there may be a lag between an actual change in the underlying interest rate benchmark and the reset time for an interest payment of such an obligation, which could harm or benefit the Fund, depending on the interest rate environment or other circumstances. In a rising interest rate environment, for example, a floating or variable rate obligation that does not reset immediately would prevent the Fund from taking full advantage of rising interest rates in a timely manner. However, in a declining interest rate environment, the Fund may benefit from a lag due to an obligation’s interest rate payment not being immediately impacted by a decline in interest rates. Certain floating and variable rate obligations have an interest rate floor feature, which prevents the interest rate payable by the security from dropping below a specified level as compared to a reference interest rate (the “reference rate”), such as the Secured Overnight Financing Rate (“SOFR”), a term SOFR rate published by CME Group Benchmark Administration Limited (CBA) calculated using certain derivatives markets (“Term SOFR”) or another rate determined using SOFR values. Such a floor protects the Fund from losses resulting from a decrease in the reference rate below the specified level. However, if the reference rate is below the floor, there will be a lag between a rise in the reference rate and a rise in the interest rate payable by the obligation, and the Fund may not benefit from increasing interest rates for a significant amount of time. Some floating or variable rate obligations or investments of the Fund may have previously referenced the London Interbank Offered Rate (“LIBOR”). As a result of benchmark reforms, publication of all LIBOR settings has ceased. Public and private sector actors have worked to establish alternative reference rates, like SOFR or Term SOFR, to be used in place of LIBOR. There is no assurance that any such alternative reference rate will be similar to or produce the same value or economic equivalence as LIBOR or that it will have the same volume or liquidity as did LIBOR which may affect the value, volatility, liquidity or return on certain of the Fund’s floating and variable rate obligations and investments and result in costs incurred in connection with changing reference rates used for positions, closing out positions and entering into new trades. For example, LIBOR was previously calculated using the average rate at which a selection of large global banks reported they could borrow from one another and SOFR is a measure of the cost of borrowing cash overnight, collateralized by the U.S. Treasury securities, and is based on directly observable U.S. Treasury-backed repurchase transactions. Certain of the Fund’s obligations or investments may have transitioned from LIBOR. The transition from LIBOR to alternative reference rates may result in operational issues for the Fund or its obligations or investments. Any pricing adjustments to the Fund’s obligations or investments resulting from use of an alternative reference rate may also adversely affect the Fund’s performance and/or NAV. No assurances can be given as to the impact of the LIBOR transition (and the timing of any such impact) on the Fund and its obligations and investments.
Goldman Sachs Multi-Manager Non-Core Fixed Income Fund | Foreign and Emerging Countries Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Foreign and Emerging Countries Risk. Foreign securities may be subject to risk of loss because of more or less foreign government regulation; less public information; less stringent investor protections; less stringent accounting, corporate governance, financial reporting and disclosure standards; and less economic, political and social stability in the countries in which the Fund invests. The imposition of sanctions, exchange controls (including repatriation restrictions), confiscations, trade restrictions (including tariffs) and other government restrictions by the United States and other governments, or from problems in share registration, settlement or custody, may also result in losses. The type and severity of sanctions and other similar measures, including counter sanctions and other retaliatory actions, that may be imposed could vary broadly in scope, and their impact is impossible to predict. For example, the imposition of sanctions and other similar measures could, among other things, cause a decline in the value and/or liquidity of securities issued by the sanctioned country or companies located in or economically tied to the sanctioned country and increase market volatility and disruption in the sanctioned country and throughout the world. Sanctions and other similar measures could limit or prevent the Fund from buying and selling securities (in the sanctioned country and other markets), significantly delay or prevent the settlement of securities transactions, and significantly impact the Fund’s liquidity and performance. Foreign risk also involves the risk of negative foreign currency exchange rate fluctuations, which may cause the value of securities denominated in such foreign currency (or other instruments through which the Fund has exposure to foreign currencies) to decline in value. Currency exchange rates may fluctuate significantly over short periods of time. These risks are more pronounced in connection with the Fund’s investments in securities of issuers located in, or otherwise economically tied to, emerging and frontier countries.
Goldman Sachs Multi-Manager Non-Core Fixed Income Fund | Geographic Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Geographic Risk. If the Fund focuses its investments in issuers located in a particular country or geographic region, the Fund may be subjected to a greater extent than if investments were less focused, to the risks of volatile economic cycles and/or conditions and developments that may be particular to that country or region, such as: adverse securities markets; adverse exchange rates; adverse social, political, regulatory, economic, business, environmental or other developments; or natural disasters.
Goldman Sachs Multi-Manager Non-Core Fixed Income Fund | Index Tracking Error Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Index/Tracking Error Risk. To the extent that an index-tracking strategy is used with respect to a portion of the Fund’s assets, including through investment in an ETF that seeks to track an index or implementation of an index-tracking strategy, the Fund will be negatively affected by general declines in the securities and asset classes represented in the relevant index. There is no guarantee that the Fund, or relevant portion of the Fund, will achieve a high degree of correlation to the relevant index. Market disruptions and regulatory restrictions could have an adverse effect on the Fund’s ability, or the ability of an ETF in which it invests, to adjust its exposure to the required levels in order for the relevant portion of the Fund to track the relevant index. In addition, because that portion of the Fund is not “actively” managed, unless a specific security is removed from the relevant index, the Fund or an ETF in which it invests generally would not sell a security because the security’s issuer was in financial trouble. At times when an index-tracking strategy is used with respect to a portion of the Fund’s assets, the Fund’s performance could be lower than funds that may actively shift all of their portfolio assets to take advantage of market opportunities or to lessen the impact of a market decline or a decline in the value of one or more issuers.
Goldman Sachs Multi-Manager Non-Core Fixed Income Fund | Interest Rate Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Interest Rate Risk. When interest rates increase, fixed income securities or instruments held by the Fund will generally decline in value. Long-term fixed income securities or instruments will normally have more price volatility because of this risk than short-term fixed income securities or instruments. Changing interest rates may have unpredictable effects on the markets, may result in heightened market volatility and may detract from Fund performance. In addition, changes in monetary policy may exacerbate the risks associated with changing interest rates. Funds with longer average portfolio durations will generally be more sensitive to changes in interest rates than funds with a shorter average portfolio duration. Fluctuations in interest rates may also affect the liquidity of fixed income securities and instruments held by the Fund.
Goldman Sachs Multi-Manager Non-Core Fixed Income Fund | Large Shareholder Transactions Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Large Shareholder Transactions Risk. The Fund may experience adverse effects when certain large shareholders purchase or redeem large amounts of shares of the Fund. Such large shareholder redemptions, which may occur rapidly or unexpectedly, may cause the Fund to sell portfolio securities at times when it would not otherwise do so, which may negatively impact the Fund's NAV and liquidity. Similarly, large Fund share purchases may adversely affect the Fund's performance to the extent that the Fund is delayed in investing new cash or otherwise maintains a larger cash position than it ordinarily would. These transactions may also accelerate the realization of taxable income to shareholders if such sales of investments resulted in gains, and may also increase transaction costs. In addition, a large redemption could result in the Fund's current expenses being allocated over a smaller asset base, leading to an increase in the Fund's expense ratio.
Goldman Sachs Multi-Manager Non-Core Fixed Income Fund | Leverage Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Leverage Risk. Borrowing and the use of derivatives may result in leverage and may increase market exposure and make the Fund more volatile. When the Fund uses leverage the sum of the Fund’s investment exposures may significantly exceed the amount of assets invested in the Fund, although these exposures may vary over time. The use of leverage may cause the Fund to liquidate portfolio positions to satisfy its obligations or to meet margin/collateral requirements when it may not be advantageous to do so. The use of leverage by the Fund can substantially increase the Fund's investment risks and cause losses to be realized more quickly.
Goldman Sachs Multi-Manager Non-Core Fixed Income Fund | Liquidity Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Liquidity Risk. The Fund may make investments that are illiquid or that may become less liquid in response to market developments or adverse investor perceptions. Illiquid investments may be more difficult to value and more difficult to sell at the desired times and prices. Liquidity risk may also refer to the risk that the Fund will not be able to pay redemption proceeds within the allowable time period because of unusual market conditions, declining prices of the securities sold, an unusually high volume of redemption requests or other reasons. To meet redemption requests, the Fund may be forced to sell securities at an unfavorable time and/or under unfavorable conditions and prices. Liquidity risk may be the result of, among other things, the reduced number and capacity of traditional market participants to make a market in fixed income securities or the lack of an active market. The potential for liquidity risk may be magnified by a rising interest rate environment or other circumstances where investor redemptions from fixed income funds may be higher than normal, potentially causing increased supply in the market due to selling activity. These risks may be more pronounced in connection with the Fund's investments in securities of issuers located in emerging market countries. Redemptions by large shareholders may have a negative impact on the Fund’s liquidity.
Goldman Sachs Multi-Manager Non-Core Fixed Income Fund | Loan Related Investments Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Loan-Related Investments Risk. In addition to risks generally associated with debt investments (e.g., interest rate risk and default risk), loan-related investments such as loan participations and assignments are subject to other risks. Although a loan obligation may be fully collateralized at the time of acquisition, the collateral may decline in value, be or become illiquid or less liquid, or lose all or substantially all of its value subsequent to investment. Many loan investments are subject to legal or contractual restrictions on resale and certain loan investments may be or become illiquid or less liquid and more difficult to value, particularly in the event of a downgrade of the loan or the borrower. There is less readily available, reliable information about most loan investments than is the case for many other types of securities. Substantial increases in interest rates may cause an increase in loan obligation defaults. With respect to loan participations, the Fund may not always have direct recourse against a borrower if the borrower fails to pay scheduled principal and/or interest; may be subject to greater delays, expenses and risks than if the Fund had purchased a direct obligation of the borrower; and may be regarded as the creditor of the agent lender or counterparty (rather than the borrower), subjecting the Fund to the creditworthiness of that lender as well. Investors in loans, such as the Fund, may not be entitled to rely on the anti-fraud protections of the federal securities laws, although they may be entitled to certain contractual remedies. The market for loan obligations may be subject to irregular trading activity, wide bid/ask spreads and extended trade settlement periods. Because transactions in many loans are subject to extended trade settlement periods, the Fund may not receive the proceeds from the sale of a loan for a period after the sale. As a result, sale proceeds related to the sale of loans may not be available to make additional investments or to meet the Fund’s redemption obligations for a period after the sale of the loans, and, as a result, the Fund may have to sell other investments or engage in borrowing transactions, such as borrowing from its credit facility, if necessary to raise cash to meet its obligations. During periods of heightened redemption activity or distressed market conditions, the Fund may seek to obtain expedited trade settlement, which will generally incur additional costs (although expedited trade settlement will not always be available). Senior loans hold the most senior position in the capital structure of a business entity, and are typically secured with specific collateral, but are nevertheless usually rated below investment grade. Because second lien loans are subordinated or unsecured and thus lower in priority of payment to senior loans, they are subject to the additional risk that the cash flow of the borrower and property securing the loan or debt, if any, may be insufficient to meet scheduled payments after giving effect to the senior secured obligations of the borrower. Second lien loans generally have greater price volatility than senior loans and may be less liquid. Generally, loans have the benefit of restrictive covenants that limit the ability of the borrower to further encumber its assets or impose other obligations. To the extent a loan does not have certain covenants (or has less restrictive covenants), an investment in the loan will be particularly sensitive to the risks associated with loan investments.
Goldman Sachs Multi-Manager Non-Core Fixed Income Fund | Market Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Market Risk. The value of the securities in which the Fund invests may go up or down in response to the prospects of individual companies, particular sectors, governments or countries and/or general economic conditions throughout the world due to increasingly interconnected global economies and financial markets. Events such as war, military conflict, geopolitical disputes, acts of terrorism, social or political unrest, natural disasters, recessions, inflation, rapid interest rate changes, supply chain disruptions, tariffs and other restrictions on trade, sanctions or the spread of infectious illness or other public health threats, or the threat or potential of one or more such events and developments, could also significantly impact the Fund and its investments.
Goldman Sachs Multi-Manager Non-Core Fixed Income Fund | Mortgage Backed and or Other Asset Backed Securities Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Mortgage-Backed and Other Asset-Backed Securities Risk. Mortgage-related and other asset-backed securities are subject to credit/default, interest rate and certain additional risks, including “extension risk” (i.e., in periods of rising interest rates, issuers may pay principal later than expected) and “prepayment risk” (i.e., in periods of declining interest rates, issuers may pay principal more quickly than expected, causing Fund to reinvest proceeds at lower prevailing interest rates). Due to these risks, asset-backed securities may become more volatile in certain interest rate environments. Mortgage-backed securities offered by non-governmental issuers are subject to other risks as well, including failures of private insurers to meet their obligations and unexpectedly high rates of default on the mortgages backing the securities, particularly during periods of rising interest rates. Other asset-backed securities are subject to risks similar to those associated with mortgage-backed securities, as well as risks associated with the nature and servicing of the assets backing the securities. Asset-backed securities may not have the benefit of a security interest in collateral comparable to that of mortgage assets, resulting in additional credit risk.
Goldman Sachs Multi-Manager Non-Core Fixed Income Fund | MAS Transactions Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	MAS Transactions Risk. MAS, a business unit within GSAM, currently provides investment advisory services to certain client accounts in respect of which it has discretionary authority to effect investment decisions, as well as client accounts in respect of which it provides investment advice but does not have the discretion to effect investment decisions without the specific instruction of the clients. It is currently expected that certain MAS client accounts will invest in the Fund. Investments by MAS client accounts in the Fund may be made at any time and from time to time, could be substantial and could represent a substantial proportion of the Fund’s capital. As a result of GSAM’s position as Investment Adviser to the Fund and the investment advisory services provided to client accounts through MAS, GSAM may possess information relating to the Fund and MAS client accounts that it would not otherwise possess. Discretionary client accounts advised by MAS may, to the extent permitted by applicable law, purchase and redeem shares from the Fund on the basis of such knowledge, and other shareholders of the Fund, including non-discretionary client accounts advised by MAS, will not be informed of such purchases or redemptions. Redemptions by discretionary client accounts advised by MAS could have an adverse effect on the Fund and its other shareholders, including non-discretionary client accounts advised by MAS. In addition, MAS may effect subscriptions to and full or partial redemptions from the Fund for discretionary client accounts in advance of receiving directions from non-discretionary client accounts regarding such clients’ investments in the Fund, and non-discretionary client accounts may be adversely affected. See also “Large Shareholder Transactions Risk”.
Goldman Sachs Multi-Manager Non-Core Fixed Income Fund | Multi Manager Approach Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Multi-Manager Approach Risk. The Fund’s performance depends on the ability of the Investment Adviser in selecting, overseeing, and allocating Fund assets to the Underlying Managers. The Underlying Managers’ investment styles may not always be complementary. Underlying Managers make investment decisions independently of one another, and may make decisions that conflict with each other. For example, it is possible that an Underlying Manager may purchase an investment for the Fund at the same time that another Underlying Manager sells the same investment, resulting in higher expenses without accomplishing any net investment result; or that several Underlying Managers purchase the same investment at the same time, without aggregating their transactions, resulting in higher expenses. Moreover, the Fund’s multi-manager approach may result in the Fund investing a significant percentage of its assets in certain types of investments, which could be beneficial or detrimental to the Fund’s performance depending on the performance of those investments and the overall market environment. The Fund’s Underlying Managers may underperform the market generally or underperform other investment managers that could have been selected for the Fund. Some Underlying Managers have little experience managing registered investment companies which, unlike the private investment funds these Underlying Managers have been managing, are subject to daily inflows and outflows of investor cash and are subject to certain legal and tax-related restrictions on their investments and operations. The Investment Adviser and the Fund have received an exemptive order from the SEC that permits the Investment Adviser to engage additional Underlying Managers, to enter into subadvisory agreements with those Underlying Managers, and to materially amend any existing subadvisory agreement with Underlying Managers, upon the approval of the Board of Trustees and without shareholder approval.
Goldman Sachs Multi-Manager Non-Core Fixed Income Fund | Non Hedging Foreign Currency Trading Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Non-Hedging Foreign Currency Trading Risk. The Fund may engage in forward foreign currency transactions for hedging and non-hedging purposes. The Fund's Underlying Managers may purchase or sell foreign currencies through the use of forward contracts based on the Underlying Manager’s judgment regarding the direction of the market for a particular foreign currency or currencies. In pursuing this strategy, the Underlying Manager seeks to profit from anticipated movements in currency rates by establishing “long” and/or “short” positions in forward contracts on various foreign currencies. Foreign exchange rates can be extremely volatile and a variance in the degree of volatility of the market or in the direction of the market from the Underlying Manager’s expectations may produce significant losses to the Fund. Some of these transactions may also be subject to interest rate risk.
Goldman Sachs Multi-Manager Non-Core Fixed Income Fund | Non Investment Grade Fixed Income Securities Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Non-Investment Grade Fixed Income Securities Risk. Non-investment grade fixed income securities and unrated securities of comparable credit quality (commonly known as “junk bonds”) are considered speculative and are subject to the increased risk of an issuer’s inability to meet principal and interest payment obligations. These securities may be subject to greater price volatility due to such factors as specific issuer developments, interest rate sensitivity, negative perceptions of the junk bond markets generally and less liquidity.
Goldman Sachs Multi-Manager Non-Core Fixed Income Fund | Portfolio Turnover Rate Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Portfolio Turnover Rate Risk. A high rate of portfolio turnover involves correspondingly greater expenses which must be borne by the Fund and its shareholders.
Goldman Sachs Multi-Manager Non-Core Fixed Income Fund | Sovereign Default Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Sovereign Default Risk. An issuer of non-U.S. sovereign debt, or the governmental authorities that control the repayment of the debt, may be unable or unwilling to repay the principal or interest when due. This may result from political or social factors, the general economic environment of a country, levels of borrowing rates, foreign debt, or foreign currency exchange rates.
Goldman Sachs Multi-Manager Non-Core Fixed Income Fund | Swaps Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Swaps Risk. In a standard “swap” transaction, two parties agree to exchange the returns, differentials in rates of return or some other amount earned or realized on the “notional amount” of predetermined investments or instruments, which may be adjusted for an interest factor. Swaps can involve greater risks than direct investment in securities, because swaps may be leveraged and subject to counterparty risk (e.g., the risk of a counterparty’s defaulting on the obligation or bankruptcy), credit risk and pricing risk (i.e., swaps may be difficult to value). Swaps may also be considered illiquid. It may not be possible for the Fund to liquidate a swap position at an advantageous time or price, which may result in significant losses.
Goldman Sachs Multi-Manager Non-Core Fixed Income Fund | US Government Securities Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	U.S. Government Securities Risk. The U.S. government may not provide financial support to U.S. government agencies, instrumentalities or sponsored enterprises if it is not obligated to do so by law. U.S. Government securities issued by the Federal National Mortgage Association (“Fannie Mae”), Federal Home Loan Mortgage Corporation (“Freddie Mac”) and the Federal Home Loan Banks, are neither issued nor guaranteed by the U.S. Treasury and, therefore, are not backed by the full faith and credit of the United States. The maximum potential liability of the issuers of some U.S. Government securities held by the Fund may greatly exceed their current resources, including any legal right to support from the U.S. Treasury. It is possible that issuers of U.S. Government securities will not have the funds to meet their payment obligations in the future.
Goldman Sachs Multi-Manager Non-Core Fixed Income Fund | Class R6 Shares
Risk Return Abstract	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.85%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.15%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.01%	[1]
Fee Waiver and Expense Limitation	rr_FeeWaiverOrReimbursementOverAssets	(0.31%)	[2]
Total Annual Fund Operating Expenses After Fee Waiver and Expense Limitation	rr_NetExpensesOverAssets	0.70%
1 Year	rr_ExpenseExampleYear01	$ 72
3 Years	rr_ExpenseExampleYear03	291
5 Years	rr_ExpenseExampleYear05	528
10 Years	rr_ExpenseExampleYear10	$ 1,208
2016	rr_AnnualReturn2016	9.39%
2017	rr_AnnualReturn2017	7.38%
2018	rr_AnnualReturn2018	(4.65%)
2019	rr_AnnualReturn2019	13.13%
2020	rr_AnnualReturn2020	5.25%
2021	rr_AnnualReturn2021	0.43%
2022	rr_AnnualReturn2022	(11.09%)
2023	rr_AnnualReturn2023	12.76%
2024	rr_AnnualReturn2024	4.57%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter Return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2020
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	10.10%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter Return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar. 31, 2020
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(13.58%)
1 Year	rr_AverageAnnualReturnYear01	4.57%
5 Years	rr_AverageAnnualReturnYear05	2.08%
Since Inception	rr_AverageAnnualReturnSinceInception	2.82%
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar. 31, 2015
Goldman Sachs Multi-Manager Non-Core Fixed Income Fund | Return After Taxes on Distributions | Class R6 Shares
Risk Return Abstract	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	1.42%
5 Years	rr_AverageAnnualReturnYear05	(0.18%)
Since Inception	rr_AverageAnnualReturnSinceInception	0.65%
Goldman Sachs Multi-Manager Non-Core Fixed Income Fund | Return After Taxes on Distributions and Sale of Fund Shares | Class R6 Shares
Risk Return Abstract	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	2.67%
5 Years	rr_AverageAnnualReturnYear05	0.61%
Since Inception	rr_AverageAnnualReturnSinceInception	1.18%
Goldman Sachs Multi-Manager Non-Core Fixed Income Fund | Bloomberg Global High Yield Corporate Index (Gross, USD, Unhedged)
Risk Return Abstract	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	7.21%
5 Years	rr_AverageAnnualReturnYear05	3.23%
Since Inception	rr_AverageAnnualReturnSinceInception	4.45%
Goldman Sachs Multi-Manager Non-Core Fixed Income Fund | Credit Suisse Leveraged Loan Index (Gross, USD, Unhedged)
Risk Return Abstract	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	9.03%
5 Years	rr_AverageAnnualReturnYear05	5.72%
Since Inception	rr_AverageAnnualReturnSinceInception	5.04%
Goldman Sachs Multi-Manager Non-Core Fixed Income Fund | J.P. Morgan EMBISM Global Diversified Index (Gross, USD, Unhedged)
Risk Return Abstract	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	6.52%
5 Years	rr_AverageAnnualReturnYear05	0.12%
Since Inception	rr_AverageAnnualReturnSinceInception	3.00%
Goldman Sachs Multi-Manager Non-Core Fixed Income Fund | J.P. Morgan GBI-EMSM Global Diversified Index (Gross, USD, Unhedged)
Risk Return Abstract	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(2.38%)
5 Years	rr_AverageAnnualReturnYear05	(1.86%)
Since Inception	rr_AverageAnnualReturnSinceInception	0.86%
Goldman Sachs Multi-Manager Non-Core Fixed Income Fund | Multi-Manager Non-Core Fixed Income Composite Dynamic Index
Risk Return Abstract	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	4.73%
5 Years	rr_AverageAnnualReturnYear05	2.12%
Since Inception	rr_AverageAnnualReturnSinceInception	3.52%
Goldman Sachs Multi-Manager Non-Core Fixed Income Fund | Bloomberg Global Aggregate Index
Risk Return Abstract	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	1.25%
5 Years	rr_AverageAnnualReturnYear05	(0.33%)
Since Inception	rr_AverageAnnualReturnSinceInception	1.21%

[1]	The “Total Annual Fund Operating Expenses” do not correlate to the ratio of total expenses to average net assets provided in the Financial Highlights, which reflect the operating expenses of the Fund and do not include “Acquired Fund Fees and Expenses.”
[2]	The Investment Adviser has agreed to (i) waive a portion of its management fee in order to achieve an effective net management fee rate that is equal to the actual cost of fees paid to the Fund’s Underlying Managers; (ii) waive a portion of its management fee in an amount equal to any management fees it earns as an investment adviser to the affiliated funds in which the Fund invests based on the Fund’s investment in such affiliated funds; and (iii) limit total annual operating expenses (excluding acquired fund fees and expenses, taxes, interest, brokerage fees, expenses of shareholder meetings, litigation and indemnification, and extraordinary expenses) to 0.70% of average daily net assets. Because the amount of the waiver shown in the Fund’s expense table can fluctuate based on fees paid to the Fund’s Underlying Managers, the amount waived may vary from year to year. These arrangements will remain in effect through at least February 28, 2026, and prior to such date the Investment Adviser may not terminate the arrangements without the approval of the Board of Trustees.